Leases - Schedule of Changes in the Value of the Right-of-Use Assets (Details) - CAD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Oct. 31, 2024	Apr. 30, 2024
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 15,309	$ 9,252
Additions	141	7,827
Disposals	(69)	(1,634)
Foreign exchange	356	(136)
Ending balance	15,737	15,309
Accumulated Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,944	1,809
Depreciation	982	1,779
Disposals	(69)	(1,606)
Foreign exchange	53	(38)
Ending balance	2,910	1,944
Net Book Value
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	13,365
Ending balance	12,827	13,365
Building | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	15,144	9,085
Additions		7,826
Disposals		(1,634)
Foreign exchange	350	(133)
Ending balance	15,494	15,144
Building | Accumulated Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,832	1,752
Depreciation	950	1,723
Disposals		(1,606)
Foreign exchange	48	(37)
Ending balance	2,830	1,832
Building | Net Book Value
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	13,312
Ending balance	12,664	13,312
Automobile | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	165	167
Additions	141	1
Disposals	(69)
Foreign exchange	6	(3)
Ending balance	243	165
Automobile | Accumulated Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	112	57
Depreciation	32	56
Disposals	(69)
Foreign exchange	5	(1)
Ending balance	80	112
Automobile | Net Book Value
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	53
Ending balance	$ 163	$ 53